Loans and Allowance for Credit Losses - Changes in Accretable Balance for Purchased Impaired Loans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deteriorated Loans Transferred in [Abstract]
Balance at beginning of period	$ 698	$ 957	$ 1,309
Accretion	(386)	(392)	(382)
Disposals	(83)	(110)	(132)
Reclassifications from nonaccretable difference	129	244	163
Other	(8)	(1)	(1)
Balance at end of period	$ 350	$ 698	$ 957